SUPPLEMENTAL FINANCIAL INFORMATION - Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 11,271	$ 10,660
Accumulated depreciation	(6,549)	(6,148)
Property, plant and equipment (PP&E), net	4,722	4,512
Depreciation expense	601	606	$ 602
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	166	148
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	1,849	1,761
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	6,884	6,671
Equipment with customers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	1,671	1,489
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 701	$ 591